List of subsidiaries	6 Months Ended
Jun. 30, 2023
List of subsidiaries
List of subsidiaries

26.List of subsidiaries

		Equity holding (in %)
	Country of		31 December
Name of entities	incorporation	30 June 2023	2022	1 January 2022
Metals Acquisition Corp. (Australia) Pty Ltd (1)	Australia	100	100	—
MAC AU 1 Pty Ltd (2)	Australia	100	—	—
MAC AU 2 Pty Ltd (2)	Australia	100	—	—
MAC AU 3 Pty Ltd (2)	Australia	100	—	—
MAC AU 4 Pty Ltd (2)	Australia	100	—	—
Cobar Management Pty Limited (3)	Australia	100	—	—
(1)	Incorporated on 4 March 2022.
(2)	Incorporated on 7 February 2022.
(3)	Acquired on 16 June 2023.